Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 127,827
Balance at end of period	$ 124,318	$ 126,091	$ 124,318	$ 126,091
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	41	458	0	213
Purchase of shares, Number of shares	21,888	34,066	48,916	78,941
Sale of shares, Number of shares	(21,560)	(34,211)	(48,547)	(78,841)
Ending balance, Number of shares	369	313	369	313
Balance at beginning of period	$ (5)	$ (38)	$ 0	$ (17)
Purchase of shares, Amount	(2,899)	(2,880)	(6,213)	(6,384)
Sale of shares, Amount	2,844	2,892	6,153	6,375
Balance at end of period	(60)	(26)	(60)	(26)
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period	$ 11,625	$ 11,138	$ 11,625	$ 11,138
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	11	549	29	163
Purchase of shares, Number of shares	347	989	569	3,442
Sale of shares, Number of shares	(333)	(1,397)	(573)	(3,464)
Ending balance, Number of shares	25	141	25	141
Balance at beginning of period	$ (11)	$ (51)	$ (4)	$ (18)
Purchase of shares, Amount	(353)	(267)	(515)	(1,387)
Sale of shares, Amount	350	290	505	1,377
Balance at end of period	$ (14)	$ (28)	$ (14)	$ (28)